Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Apr. 30, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Loan and expenses						$ 5,500
Balance of amount
Interest-free loans			$ 15,700	1,600		2,900
Short-term loans									$ 6,600
Percenatge of nterest rate									12.00%
Short-term interest							$ 5,700	$ 5,700
Paid expenses										$ 131,148
Commission fee in percentage		6.50%
Permanent equity						200,000
Commission fee payable						13,000
Paid expenses						6,100
Amount remained due						3,792
Agreement amount	$ 5,000
Related party tax expense	$ 3,000
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount
Mr. Alan Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount				$ 320
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Loan and expenses						3,800
Loan amount transferred						1,500
Tianjin Tuoda [Member]
Related Party Transactions [Line Items]
Paid expenses										$ 122,844
Car Loan [Member]
Related Party Transactions [Line Items]
Repaid amount						$ 5,800
Mr. Alan Nan Wu [Member]
Related Party Transactions [Line Items]
Repaid amount					$ 4,600